EQUITY	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
EQUITY

18.	EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares.

In March 2020, the Company issued a total of 285,714 ordinary shares to certain individual investors at $2.1 per share, which generated approximately $576,000 net proceeds for the Company.

In the first half of 2020, the Company issued a total of 30,000 ordinary shares as compensation of investor relations service, fair value of which was approximately $144,000 and was amortized over the service period until July 21, 2020.

In April 2020, the Company issued 16,667 restricted shares to a consultant as its service compensation. The fair value of the restricted shares was approximately $16,185, which was amortized over the service period until April 1, 2021.

In July 2020, the Company issued 42,000 ordinary shares to a consultant as service compensation. The fair value of issued shares was approximately $101,000, which is amortized over the service period for the service period until January 20, 2021.

In July and September 2020, the Company issued an aggregate of 13,110 ordinary shares to an employee for the individual’s job performance. The fair value of issued shares was approximately $65,000.

In September 2020, the Company issued 16,220 restricted shares to a consultant as a part of finder fees for the financing services, the fair value of which was approximately $41,000.

In September, October, and December 2020, the holders of the convertible notes issued in September 2019, and March 2020 converted all principal balance of the notes and accrued interests to the Company’s ordinary shares in an aggregate of 1,066,845 ordinary shares of which 299,318 shares converted on December 30, 2020 were not issued until February 2021 (see Note 15). The total amount of principal and accrued interest converted was approximately $2.6 million, of which $1.8 million was converted into the ordinary shares as of December 31, 2020, and $0.8 million was converted into the ordinary shares in the first half of 2021.

In January 2021, the Company issued a total of 740,740 ordinary shares to certain individual investors at $2.7 per share, which generated approximately $1.99 million net proceeds for the Company.

In February 2021, the Company issued a total of 1,900,000 ordinary shares to certain individual investors at $4.08 per share, which generated approximately $7.74 million net proceeds for the Company.

In January 2021, the Company issued 7,000 ordinary shares with fair value of approximately $21,840 to a consultant as compensation for the consulting service.

In March 2021, the Company issued 200,000 ordinary shares with fair value of approximately $2,792,000 to certain employees for their job performance.

In March 2021, the Company issued 500,000 ordinary shares in the registered direct offering at the offering price of $6.70 per share resulting in approximately $3.34 million net proceeds for the Company.

In June 2021, the Company issued 1,213,630 ordinary shares with 6 months restricted period upon the closing of acquisition of Taoping New Media Co., Ltd (“TNM”), at unit price of $5.27 per share with discounts for lack of marketability as the consideration equivalent to approximately $5.4 million for acquiring 100% equity interest of TNM.

In June 2021, the holder of the convertible note issued in September 2020 converted 50% principal balance of the note and accrued interests to the Company’s ordinary shares in an aggregate of 298,716 ordinary shares (see Note 15). The total amount of principal and accrued interest converted into the ordinary shares as of June 30, 2021 was approximately $766,000.

(b) Stock-based compensation

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2021 and 2020:

	Six Months Ended June 30, 2021		Six Months Ended June 30, 2020
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$2,950,000	(a)(c)	$92,000	(c)
Stock options and warrants issued for services	2,100,000	(d)	12,000	(d)
Shares issued for services	42,000	(a)	193,000	(a)
	$5,092,000		$297,000

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan and its amendment in May 2021, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

During the first half of 2020, the stock options issued in May 2017 to purchase an aggregate of 160,000 ordinary shares under 2016 Plan was fully vested, and $92,000 was recognized as compensation for the six months ended June 30, 2020.

On July 24, 2020, the Company granted options to employees and directors to purchase an aggregate of 333,348 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.3 million at the date of the grant, of which approximately $158,070 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the six months ended June 30, 2021.

On July 31, 2020, the stock options granted to employees and directors in 2016 and 2017 were fully exercised on a cashless method, and 72,414 ordinary shares were issued, as a result.

Stock option activity for the six months ended June 30, 2021 is summarized as follows:

		Weighted	Weighted Average Remaining
	Options	Average Exercise	Contractual Life	Aggregated Intrinsic
	Outstanding	Price	(Years)	Value
Outstanding at January 1, 2021	326,348	$2.4	2.6	$143,587
Exercised	-	-
Canceled	(13,333)	$2.4
Outstanding at June 30, 2021(Unaudited)	313,015	$2.4	2.1	$769,980
Vested and expected to be vested as of June 30, 2021(Unaudited)	313,015	$2.4	2.1	$769,980
Options exercisable as of June 30, 2021 (vested)(Unaudited)	156,500	$2.4	2.1	$384,990

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

There were no stock options granted to employees during the year ended June 30, 2021 and 2020. There was no option exercised during the six months ended June 30, 2021 and 2020.

The following table summarizes the status of options which contain vesting provisions:

	Options	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2021	326,348	$1.01
Vested	(156,500)	$1.01
Canceled	(13,333)	$1.01
Non-vested at June 30, 2021 (Unaudited)	156,515	$1.01

As of June 30, 2021, approximately $22,000 unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average remaining vesting period of approximately 0.04 year. The total fair value of options vested during the six months ended June 30, 2021, and 2020 was approximately $0.2 million and $0.1 million, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated, stock-based compensation related to these awards will be different from its expectations.

(d) Stock options and warrants to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan and its amendment, for the six months ended June 30, 2021 and 2020, the Company issued 1,915,000 and 16,667 warrants to consultants, respectively. The Company expensed to administrative expense approximately $2.1 million and $12,000 for the six months ended June 30, 2021 and 2020, respectively. During the six months ended June 30, 2021, no options or warrants were exercised.

As of June 30, 2021, the weighted average exercise price was $4.77 and the weighted average remaining life was 0.5 years. The following table outlines the options and warrants outstanding and exercisable as of June 30, 2021:

	June 30, 2021 Number of Warrants Outstanding	Exercise	Expiration
	and Exercisable	Price	Date
July 2020 stock options to consultants	57,366	$2.64	07/09/2023
February 2021 warrants to consultant	1,000,000	$3.5	08/21/2021
April 2021 warrants to consultants	900,000	$6.3	04/15/2022
April 2021 warrants to consultant	15,000	$6.3	04/15/2022
	1,972,366

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS